STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

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This prospectus describes information you should know before you purchase the Stag Accumulator Variable Universal Life insurance policy. Please read it carefully.

Stag Accumulator Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
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The following Sub-Accounts are available under the policy:


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:

  Hartford Advisers Fund Sub-Account                          Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                              Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account              Class IA of Hartford Capital Appreciation HLS
                                                              Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account               Class IA of Hartford Dividend and Growth HLS Fund,
                                                              Inc.
  Hartford Growth and Income Fund Sub-Account                 Class IA of Hartford Growth and Income HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                             Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Advisers Fund Sub-Account            Class IA of Hartford International Advisers HLS
                                                              Fund, Inc.
  Hartford International Opportunities Fund Sub-Account       Class IA of Hartford International Opportunities
                                                              HLS Fund, Inc.
  Hartford MidCap Fund Sub-Account                            Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account                      Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account               Class IA of Hartford Mortgage Securities HLS Fund,
                                                              Inc.
  Hartford Small Company Fund Sub-Account                     Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                             Class IA of Hartford Stock HLS Fund, Inc.
  Putnam VT Asia Pacific Growth Fund Sub-Account              Class IA of Putnam VT Asia Pacific Growth Fund of
                                                              Putnam Variable Trust
  Putnam VT Diversified Income Fund Sub-Account               Class IA of Putnam VT Diversified Income Fund of
                                                              Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account          Class IA of Putnam VT Global Asset Allocation Fund
                                                              of Putnam Variable Trust
  Putnam VT Global Growth Fund Sub-Account                    Class IA of Putnam VT Global Growth Fund of Putnam
                                                              Variable Trust
  Putnam VT Growth and Income Fund Sub-Account                Class IA of Putnam VT Growth and Income Fund of
                                                              Putnam Variable Trust


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Putnam VT Health Sciences Fund Sub-Account                  Class IA of Putnam VT Health Sciences Fund of Putnam
                                                              Variable Trust
  Putnam VT High Yield Fund Sub-Account                       Class IA of Putnam VT High Yield Fund of Putnam
                                                              Variable Trust
  Putnam VT Income Fund Sub-Account                           Class IA of Putnam VT Income Fund of Putnam Variable
                                                              Trust
  Putnam VT International Growth Fund Sub-Account             Class IA of Putnam VT International Growth Fund of
                                                              Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-Account  Class IA of Putnam VT International Growth and
                                                              Income Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund Sub-Account  Class IA of Putnam VT International New
                                                              Opportunities Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                        Class IA of Putnam VT Investors Fund of Putnam
                                                              Variable Trust
  Putnam VT Money Market Fund Sub-Account                     Class IA of Putnam VT Money Market Fund of Putnam
                                                              Variable Trust
  Putnam VT New Opportunities Fund Sub-Account                Class IA of Putnam VT New Opportunities Fund of
                                                              Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account                        Class IA of Putnam VT New Value Fund of Putnam
                                                              Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account            Class IA of Putnam VT OTC & Emerging Growth Fund of
                                                              Putnam Variable Trust
  Putnam VT The George Putnam Fund of Boston Sub-Account      Class IA of Putnam VT The George Putnam Fund of
                                                              Boston of Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account      Class IA of Putnam VT Utilities Growth and Income
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                            Class IA of Putnam VT Vista Fund of Putnam Variable
                                                              Trust
  Putnam VT Voyager Fund Sub-Account                          Class IA of Putnam VT Voyager Fund of Putnam
                                                              Variable Trust
  Fidelity VIP II Asset Manager Portfolio Sub-Account         Initial Class of Fidelity VIP II Asset Manager
                                                              Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account            Initial Class of Fidelity VIP Equity-Income
                                                              Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account                 Initial Class of Fidelity VIP Overseas Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
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PROSPECTUS DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS

                                                                PAGE
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SUMMARY OF BENEFITS AND RISKS                                     5
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FEE TABLES                                                        6
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ABOUT US                                                          9
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  Hartford Life and Annuity Insurance Company                     9
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  Separate Account VL I                                           9
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  The Funds                                                       9
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  The Fixed Account                                              11
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CHARGES AND DEDUCTIONS                                           11
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  Deductions from Premium                                        11
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  Deductions from Account Value                                  12
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  Charges for the Funds                                          13
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YOUR POLICY                                                      13
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  Contract Rights                                                13
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  Contract Limitations                                           13
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  Changes to Contract or Separate Account                        14
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  Other Benefits                                                 14
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  Class of Purchasers                                            15
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PREMIUMS                                                         15
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DEATH BENEFITS AND POLICY VALUES                                 17
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MAKING WITHDRAWALS FROM YOUR POLICY                              18
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LOANS                                                            18
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LAPSE AND REINSTATEMENT                                          19
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TAXES                                                            20
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  General                                                        20
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  Taxation of Hartford and the Separate Account                  20
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  Income Taxation of Policy Benefits -- Generally                20
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  Modified Endowment Contracts                                   20
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  Estate and Generation-Skipping Taxes                           21
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  Diversification Requirements                                   21
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  Ownership of the Assets in the Separate Account                21
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  Tax Deferral During Accumulation Period                        22
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  Life Insurance Purchased for Use in Split Dollar
   Arrangements                                                  22
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  Federal Income Tax Withholding                                 22
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  Non-Individual Ownership of Policies                           22
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  Other                                                          22
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  Life Insurance Purchases by Non-resident Aliens and
   Foreign Corporations                                          22
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4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                                                PAGE
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LEGAL PROCEEDINGS                                                22
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GLOSSARY OF SPECIAL TERMS                                        23
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WHERE YOU CAN FIND MORE INFORMATION                              24
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STATEMENT OF ADDITIONAL INFORMATION
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy.

 - Return of Premium Option: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $2.5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 36 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy-Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Taxes."

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Front-end Sales Load    When you pay premium.                Policy Years           Amount
                                                                All                   5.75%
                                                             In Oregon, the maximum is 7.75%.
Tax Charge on Premium   When you pay premium.                A percent of premium which varies
Payments                                                     by your state and municipality of
                                                             residence. The range of tax charge
                                                             is generally between 0% and 4%.
                                                             This rate will change if your state
                                                             or municipality changes its tax
                                                             charges. It may change if you
                                                             change your state or municipality
                                                             of residence.
Surrender Charge        When you surrender your policy.      The Surrender Charge varies based
                        When you make certain Face Amount    on the Insured's age, sex, and
                        decreases.                           insurance class on the date of
                        When you take certain withdrawals.   issue. The initial charge will be
                                                             at least $3.00 per 1,000 of the
                                                             initial face amount but will not
                                                             exceed $45.00 per 1,000 of initial
                                                             face amount.
Face Amount Increase    Each month for 12 months beginning   The rate is a per $1,000 amount
Fee                     on the effective date of any         that varies by attained age of the
                        unscheduled increase in Face Amount  Insured. The monthly fee will be at
                        you request.                         least $.17 per 1,000 of increase
                                                             but will not exceed $.50 per 1,000
                                                             of increase.
Transfer Fees           When you make a transfer after the   $25 per transfer.
                        first transfer in any month.
Withdrawal Charge       When you take a withdrawal.          $10 per withdrawal.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
Front-end Sales Load                     All
Tax Charge on Premium                    All
Payments
Surrender Charge        Policies surrendered during the first
                        nine policy years.
                        Policies where the Face Amount is
                        reduced below the initial Face Amount
                        during the first nine policy years.
Face Amount Increase    Policies where the owner has made an
Fee                     unscheduled increase.
Transfer Fees           Those policies with more than one
                        transfer per month.
Withdrawal Charge       Those policies where the owner has
                        made a withdrawal.

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on issue age, sex, insurance class,
                                                             Initial Face Amount, substandard
                                                             rating, and age of policy. The
                                                             maximum monthly coi's for unrated
                                                             individuals ranges from a minimum
                                                             $.0567 per 1,000 per month to a
                                                             maximum of $83.333 per 1,000 per
                                                             month.
Mortality and Expense   Monthly.                             (a) Per the Sub-Account accumulated
Risk Charge (which is                                        value:
the sum of both (a)                                          - 1/12 of 0.75% per month for
and (b)).                                                    policy years 1-10.
                                                             - 1/12 of 0.50% per month after the
                                                               10th policy year, and
                                                             (b) Per $1000 of initial Face
                                                             Amount during the first 5 policy
                                                             years:
                                                             - individualized based on insured's
                                                             initial Face Amount, issue age,
                                                               Death Benefit Option, sex, and
                                                               insurance class.
                                                             The monthly charge will be at least
                                                             $.1667 per 1,000 of initial face
                                                             amount but will not exceed $2.00
                                                             per 1,000 of initial face amount.
Administrative Charge   Monthly.                                             $10
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge (which is
the sum of both (a)
and (b)).
Administrative Charge                    All
Rider Charges           Only those policies with benefits
                        provided by rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 1999. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES

                                                                                                      TOTAL FUND
                                                                                     OTHER        OPERATING EXPENSES
                                                              MANAGEMENT FEES      EXPENSES         (INCLUDING ANY
                                                              (INCLUDING ANY    (INCLUDING ANY     WAIVERS AND ANY
                                                                 WAIVERS)       REIMBURSEMENTS)    REIMBURSEMENTS)
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Hartford Advisers HLS Fund                                         0.63%            0.02%              0.65%
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Hartford Bond HLS Fund                                             0.49%            0.03%              0.52%
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Hartford Capital Appreciation HLS Fund                             0.64%            0.02%              0.66%
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Hartford Dividend and Growth HLS Fund                              0.65%            0.03%              0.68%
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Hartford Growth and Income HLS Fund                                0.78%            0.04%              0.82%
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Hartford Index HLS Fund                                            0.40%            0.03%              0.43%
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Hartford International Advisers HLS Fund                           0.76%            0.09%              0.85%
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Hartford International Opportunities HLS Fund                      0.69%            0.09%              0.78%
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Hartford MidCap HLS Fund                                           0.76%            0.03%              0.79%
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Hartford Money Market HLS Fund                                     0.45%            0.02%              0.47%
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Hartford Mortgage Securities HLS Fund                              0.45%            0.03%              0.48%
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Hartford Small Company HLS Fund                                    0.75%            0.03%              0.78%
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Hartford Stock HLS Fund                                            0.46%            0.02%              0.48%
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Putnam VT Asia Pacific Growth Fund                                 0.80%            0.33%              1.13%
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Putnam VT Diversified Income Fund                                  0.68%            0.10%              0.78%
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Putnam VT Global Asset Allocation Fund                             0.65%            0.12%              0.77%
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Putnam VT Global Growth Fund                                       0.61%            0.12%              0.73%
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Putnam VT Growth and Income Fund                                   0.46%            0.04%              0.50%
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Putnam VT Health Sciences Fund                                     0.70%            0.13%              0.83%
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Putnam VT High Yield Fund                                          0.65%            0.07%              0.72%
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Putnam VT Income Fund                                              0.60%            0.07%              0.67%
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Putnam VT International Growth Fund                                0.80%            0.22%              1.02%
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Putnam VT International Growth and Income Fund                     0.80%            0.18%              0.98%
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Putnam VT International New Opportunities Fund                     1.08%            0.33%              1.41%
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Putnam VT Investors Fund                                           0.63%            0.08%              0.71%
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Putnam VT Money Market Fund                                        0.41%            0.08%              0.49%
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Putnam VT New Opportunities Fund                                   0.54%            0.05%              0.59%
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Putnam VT New Value Fund                                           0.70%            0.10%              0.80%
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Putnam VT OTC & Emerging Growth Fund (1)                           0.53%            0.37%              0.90%
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Putnam VT The George Putnam Fund of Boston                         0.65%            0.18%              0.83%
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Putnam VT Utilities Growth and Income Fund                         0.65%            0.06%              0.71%
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Putnam VT Vista Fund                                               0.65%            0.10%              0.75%
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Putnam VT Voyager Fund                                             0.53%            0.04%              0.57%
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Fidelity VIP II Asset Manager Portfolio (2)                        0.53%            0.09%              0.62%
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Fidelity VIP Equity-Income Portfolio (2)                           0.48%            0.08%              0.56%
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Fidelity VIP Overseas Portfolio (2)                                0.73%            0.14%              0.87%
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8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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(1) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                             TOTAL
                                                                                            ANNUAL
                                                                                             FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES   EXPENSES
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Putnam VT OTC & Emerging Growth Fund                               0.70%          0.37%      1.07%
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(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least December 31, 2000 pursuant to an agreement between the advisor and the funds. Without these reductions, Total Operating Fund Expenses would have been:

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
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Fidelity VIP II Asset Manager Portfolio                            0.53%          0.10%       0.63%
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Fidelity VIP Equity-Income Portfolio                               0.48%          0.09%       0.57%
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Fidelity VIP Overseas Portfolio                                    0.73%          0.18%       0.91%
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
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 Standard & Poor's           8/1/99        AA       Insurer financial strength
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 Duff & Phelps               7/1/99        AA+      Claims paying ability
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SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL I was established on June 8, 1995 under the laws of Connecticut.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS
Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*
Sub-advised by HIMCO.

HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

* "STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT VISTA FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

FMR normally invests at least 65% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.

FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

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International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

INVESTMENT ADVISERS -- Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Each Hartford HLS Fund, except for Hartford Growth and Income HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Growth and Income HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Putnam Variable Trust. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

The Funds of the Putnam Variable Trust are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

Fidelity Management & Research Company is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

CHARGES AND DEDUCTIONS
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DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 3.75%. The maximum sales load is 5.75%. In Oregon, the current sales load is 5.75%. The maximum sales load in Oregon is 7.75%.

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TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- the charges for additional benefits provided by rider, if any.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50. The maximum administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. For years 11-20, the current rate is 1/12 of 0.35% per month. Thereafter, the current rate is 1/12 of 0.25% per month. The maximum rate after 10 years is 1/12 of 0.50% per month.

During the first 5 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, Death Benefit Option, sex, and insurance class. The charge is on the policy specification pages of the contract. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per 1,000 is on the policy specification pages of the contract.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
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CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

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TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market HLS Fund Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount in the event of total disability prior to the insured reaching age 65 and continuing for at least six months. If the Deduction Amount Waiver Rider is added to your policy, the Monthly Deduction Amounts will be increased to include the charges for the rider.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If the insured becomes totally disabled, we will credit the policy with an amount equal to the Specified Amount Disability Benefit as defined in your policy, for as long as the insured remains totally disabled.

- ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the amount paid upon the death of the insured if the death results from an accident.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.

FIRST OPTION -- Interest Income

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance;

- any loans will continue to accrue interest and become part of Indebtedness;

- no future Monthly Deduction Amounts will be deducted; and

- no further premium payments will be accepted.

All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payments will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money

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Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $2.5 million.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                   A           B
-----------------------------------------------------
 Face Amount                    $100,000    $100,000
-----------------------------------------------------
 Account Value                    46,500      34,000
-----------------------------------------------------
 Specified Percentage               250%        250%
-----------------------------------------------------
 Death Benefit Option              Level       Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred         0.25%
----------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- During the first three policy years, your policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the fourth policy year and thereafter, your policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premium that will be required to continue the policy in force. The premium required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the date the Policy Grace period began. If the No-Lapse Guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the death benefit option will become level, any policy riders will terminate and any future unscheduled increases are cancelled. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be deemed to be in default as of that Monthly Activity Date and the No-Lapse Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.

The No-Lapse Guarantee will be removed from the policy at the end of the No-Lapse Guarantee Grace Period if we have not received the amount of premium required to continue such guarantee.

NO-LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

- the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The length of the No-Lapse Guarantee Period is the lesser of 10 years and to age
80. Some states may limit the maximum length of the No-Lapse Guarantee Period. In Texas and Florida, the maximum length of the No-Lapse Guarantee Period is five (5) years. The No-Lapse Guarantee is not available in New Jersey and Maryland. In Illinois, this provision is referred to as the "Policy Coverage Protection Benefit." The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Death Benefit will equal the current Face Amount; and

- any future scheduled Increases in the Face Amount will be canceled.

As long as the policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- the Cash Value at the time of policy termination; plus

- net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TAXES

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy. (See "Premiums -- Accumulation Unit Values").

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Provision allows a policy owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the policy is extended, Hartford believes that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC.

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE AND GENERATION-SKIPPING TAXES

When the Insured dies, the death proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the Insured owned the policy. If the policy owner was not the Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the policy owner (whether or not he or she is the Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NON-RESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
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There are no pending material legal proceedings to which the Separate Account is a party.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL I

This Statement of Additional Information is not a prospectus. To obtain a prospectus, write to us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                    3
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SERVICES                                                           5
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EXPERTS                                                            5
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DISTRIBUTION OF THE POLICIES                                       5
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ADDITIONAL INFORMATION ABOUT CHARGES                               6
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ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
 SURRENDER VALUES                                                  7
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FINANCIAL STATEMENTS                                            SA-1
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STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------

David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; CIGNA Corporation (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997),
                                                       Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Office (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford Life,
                                                       Inc.; Director, Finance (1995-1997), Value Health, Inc.;
                                                       Senior Manager (1993-1995), Coopers and Lybrand; Audit
                                                       Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present), Vice President
                       Financial Officer &             (1998), Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Lynda Godkin           Senior Vice President, 1997     Assistant General Counsel and Secretary (1994-1995),
                       General Counsel, 1996           Hartford; Director (1997-Present); Senior Vice President
                       Corporate Secretary, 1996       (1997-Present); General Counsel (1996-Present); Corporate
                       Director, 1997*                 Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Director (1997-Present);
                                                       Associate General Counsel (1995-1996); Assistant General
                                                       Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                       Hartford Life Insurance Company; Vice President and
                                                       General Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1995-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-Present); Vice President (1997-1999);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life (1998-Present); Vice President
                                                       (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000); Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-Present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford Life,
                                                       Inc.

David M. Znamierowski  Senior Vice President & Chief   Vice President (1997); Senior Vice President (1997);
                       Investment Officer, 1997        Director, Risk Management Strategy (1996); Director
                       Director, 1998                  (1998), Hartford; Director (1998-Present); Senior Vice
                                                       President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.

---------
* Denotes date of election to Board of Directors of Hartford.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. The compensation payable may vary with the distribution agreements with HESCO. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

During the first Policy Year, the most common schedule of commission we pay is 70% of the premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and (3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
------------------------------------------------------------------
 David A. Carlson           Vice President
------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
------------------------------------------------------------------
 David T. Foy               Treasurer
------------------------------------------------------------------
 Lynda Godkin               Senior Vice President, General Counsel
                            and Corporate Secretary
------------------------------------------------------------------
 George R. Jay              Controller
------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
------------------------------------------------------------------
 Thomas M. Marra            Executive Vice President, Director
------------------------------------------------------------------
 Donald R. Salama           Vice President
------------------------------------------------------------------
 Lowndes A. Smith           President and Chief Executive Officer,
                            Director
------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load in each policy year is 3.75%. The maximum sales load is 5.75% in each policy year.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate the way in which the Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time, assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 45, with $500,000 in Face Amount, a Death Benefit Option of Level and a premium of $8,500 paid in all years; (b) a male, preferred non-nicotine, age 45, with $500,000 in Face Amount, a Death Benefit Option of Return of Account Value and a premium of $11,500 paid in all years.

The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.

The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.73% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.73% average daily charge) of -0.73%, 5.27% and 11.27%, respectively.

In addition, the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account the front-end sales load, tax charge, Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge. For purpose of the illustrations in this Statement of Additional Information, the tax charge is assumed to be an average of 1.75%.

The hypothetical returns shown in the illustrations are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12%, respectively, to cover any tax charges.

The "Premiums Accumulated at 5% Interest Per Year" column of each illustration table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, a Policy's proposed Face Amount or the initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates, which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                             $8,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                   8,925          6,719          --      500,000       6,500          --    500,000
          2                  18,296         13,394       5,499      500,000      11,252       3,357    500,000
          3                  28,136         20,672      13,382      500,000      16,318       9,028    500,000
          4                  38,468         28,649      21,964      500,000      21,721      15,036    500,000
          5                  49,316         37,421      31,341      500,000      27,480      21,400    500,000
          6                  60,707         48,922      43,447      500,000      35,469      29,994    500,000
          7                  72,667         61,601      56,731      500,000      44,050      39,180    500,000
          8                  85,226         75,592      71,327      500,000      53,267      49,002    500,000
          9                  98,412         91,026      87,366      500,000      63,160      59,500    500,000
         10                 112,258        108,044     108,044      500,000      73,786      73,786    500,000
         11                 126,796        127,401     127,401      500,000      85,440      85,440    500,000
         12                 142,060        148,810     148,810      500,000      98,050      98,050    500,000
         13                 158,088        172,505     172,505      500,000     111,734     111,734    500,000
         14                 174,918        198,752     198,752      500,000     126,626     126,626    500,000
         15                 192,589        227,860     227,860      500,000     142,871     142,871    500,000
         16                 211,143        260,163     260,163      500,000     160,629     160,629    500,000
         17                 230,625        296,047     296,047      500,000     180,079     180,079    500,000
         18                 251,082        335,954     335,954      500,000     201,438     201,438    500,000
         19                 272,561        380,383     380,383      500,000     224,969     224,969    500,000
         20                 295,114        429,868     429,868      524,439     250,998     250,998    500,000

         25                 425,964        773,346     773,346      897,082     436,896     436,896    506,799
         30                 592,967      1,347,715   1,347,715    1,442,055     759,747     759,747    812,930
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                             $8,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  8,925         6,305           0     500,000      6,097           0     500,000
          2                 18,296        12,168       4,273     500,000     10,110       2,215     500,000
          3                 28,136        18,201      10,911     500,000     14,120       6,830     500,000
          4                 38,468        24,441      17,756     500,000     18,116      11,431     500,000
          5                 49,316        30,920      24,840     500,000     22,077      15,997     500,000
          6                 60,707        39,441      33,966     500,000     27,780      22,305     500,000
          7                 72,667        48,312      43,442     500,000     33,479      28,609     500,000
          8                 85,226        57,558      53,293     500,000     39,148      34,883     500,000
          9                 98,412        67,183      63,523     500,000     44,748      41,088     500,000
         10                112,258        77,191      77,191     500,000     50,246      50,246     500,000
         11                126,796        88,028      88,028     500,000     55,761      55,761     500,000
         12                142,060        99,300      99,300     500,000     61,147      61,147     500,000
         13                158,088       111,025     111,025     500,000     66,379      66,379     500,000
         14                174,918       123,227     123,227     500,000     71,428      71,428     500,000
         15                192,589       135,936     135,936     500,000     76,252      76,252     500,000
         16                211,143       149,171     149,171     500,000     80,788      80,788     500,000
         17                230,625       162,960     162,960     500,000     84,954      84,954     500,000
         18                251,082       177,340     177,340     500,000     88,653      88,653     500,000
         19                272,561       192,345     192,345     500,000     91,779      91,779     500,000
         20                295,114       208,008     208,008     500,000     94,217      94,217     500,000

         25                425,964       300,142     300,142     500,000     91,707      91,707     500,000
         30                592,967       418,460     418,460     500,000     40,146      40,146     500,000
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                             $8,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  8,925         5,892          --     500,000      5,695          --     500,000
          2                 18,296        10,994       3,099     500,000      9,019       1,124     500,000
          3                 28,136        15,929       8,639     500,000     12,112       4,822     500,000
          4                 38,468        20,727      14,042     500,000     14,966       8,281     500,000
          5                 49,316        25,410      19,330     500,000     17,561      11,481     500,000
          6                 60,707        31,716      26,241     500,000     21,620      16,145     500,000
          7                 72,667        37,892      33,022     500,000     25,352      20,482     500,000
          8                 85,226        43,945      39,680     500,000     28,729      24,464     500,000
          9                 98,412        49,864      46,204     500,000     31,714      28,054     500,000
         10                112,258        55,633      55,633     500,000     34,276      34,276     500,000
         11                126,796        61,579      61,579     500,000     36,487      36,487     500,000
         12                142,060        67,343      67,343     500,000     38,234      38,234     500,000
         13                158,088        72,917      72,917     500,000     39,491      39,491     500,000
         14                174,918        78,297      78,297     500,000     40,229      40,229     500,000
         15                192,589        83,485      83,485     500,000     40,404      40,404     500,000
         16                211,143        88,464      88,464     500,000     39,950      39,950     500,000
         17                230,625        93,226      93,226     500,000     38,781      38,781     500,000
         18                251,082        97,770      97,770     500,000     36,798      36,798     500,000
         19                272,561       102,084     102,084     500,000     33,890      33,890     500,000
         20                295,114       106,152     106,152     500,000     29,938      29,938     500,000

         25                425,964       124,017     124,017     500,000          0           0           0
         30                592,967       131,385     131,385     500,000          0           0           0
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                            $11,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                 12,075           8,791         291      508,791       8,506           6      508,506
          2                 24,754          17,729       9,834      517,729      15,406       7,511      515,406
          3                 38,066          27,489      20,199      527,489      22,809      15,519      522,809
          4                 52,045          38,185      31,500      538,185      30,753      24,068      530,753
          5                 66,722          49,936      43,856      549,936      39,268      33,188      539,268
          6                 82,133          65,751      60,276      565,751      51,291      45,816      551,291
          7                 98,315          83,157      78,287      583,157      64,236      59,366      564,236
          8                115,305         102,324      98,059      602,324      78,162      73,897      578,162
          9                133,146         123,419     119,759      623,419      93,120      89,460      593,120
         10                151,878         146,623     146,623      646,623     109,174     109,174      609,174
         11                171,547         172,935     172,935      672,935     126,727     126,727      626,727
         12                192,199         201,944     201,944      701,944     145,625     145,625      645,625
         13                213,884         233,926     233,926      733,926     165,983     165,983      665,983
         14                236,653         269,193     269,193      769,193     187,920     187,920      687,920
         15                260,561         308,097     308,097      808,097     211,551     211,551      711,551
         16                285,664         351,007     351,007      851,007     236,984     236,984      736,984
         17                312,022         398,341     398,341      898,341     264,318     264,318      764,318
         18                339,699         450,570     450,570      950,570     293,649     293,649      793,649
         19                368,758         508,204     508,204    1,008,204     325,081     325,081      825,081
         20                399,271         571,803     571,803    1,071,803     358,729     358,729      858,729

         25                576,305       1,010,407   1,010,407    1,510,407     565,951     565,951    1,065,951
         30                802,249       1,731,150   1,731,150    2,231,150     850,965     850,965    1,350,965
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                            $11,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 12,075           8,240          --      508,240     7,969          --       507,969
          2                 24,754          16,102       8,207      516,102    13,877       5,982       513,877
          3                 38,066          24,208      16,918      524,208    19,839      12,549       519,839
          4                 52,045          32,597      25,912      532,597    25,843      19,158       525,843
          5                 66,722          41,303      35,223      541,303    31,865      25,785       531,865
          6                 82,133          53,153      47,678      553,153    40,698      35,223       540,698
          7                 98,315          65,474      60,604      565,474    49,605      44,735       549,605
          8                115,305          78,295      74,030      578,295    58,552      54,287       558,552
          9                133,146          91,620      87,960      591,620    67,490      63,830       567,490
         10                151,878         105,451     105,451      605,451    76,378      76,378       576,378
         11                171,547         120,379     120,379      620,379    85,399      85,399       585,399
         12                192,199         135,878     135,878      635,878    94,329      94,329       594,329
         13                213,884         151,958     151,958      651,958   103,135     103,135       603,135
         14                236,653         168,638     168,638      668,638   111,773     111,773       611,773
         15                260,561         185,942     185,942      685,942   120,185     120,185       620,185
         16                285,664         203,872     203,872      703,872   128,288     128,288       628,288
         17                312,022         222,445     222,445      722,445   135,976     135,976       635,976
         18                339,699         241,680     241,680      741,680   143,125     143,125       643,125
         19                368,758         261,588     261,588      761,588   149,603     149,603       649,603
         20                399,271         282,175     282,175      782,175   155,270     155,270       655,270

         25                576,305         399,110     399,110      899,110   166,832     166,832       666,832
         30                802,249         532,553     532,553    1,032,553   129,334     129,334       629,334
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                            $11,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.73% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 12,075         7,691          --     507,691      7,434          --     507,434
          2                 24,754        14,543       6,648     514,543     12,416       4,521     512,416
          3                 38,066        21,191      13,901     521,191     17,121       9,831     517,121
          4                 52,045        27,663      20,978     527,663     21,538      14,853     521,538
          5                 66,722        33,982      27,902     533,982     25,647      19,567     525,647
          6                 82,133        42,875      37,400     542,875     32,157      26,682     532,157
          7                 98,315        51,580      46,710     551,580     38,259      33,389     538,259
          8                115,305        60,104      55,839     560,104     43,923      39,658     543,923
          9                133,146        68,436      64,776     568,436     49,107      45,447     549,107
         10                151,878        76,556      76,556     576,556     53,778      53,778     553,778
         11                171,547        84,892      84,892     584,892     58,061      58,061     558,061
         12                192,199        92,983      92,983     592,983     61,789      61,789     561,789
         13                213,884       100,813     100,813     600,813     64,941      64,941     564,941
         14                236,653       108,377     108,377     608,377     67,487      67,487     567,487
         15                260,561       115,671     115,671     615,671     69,386      69,386     569,386
         16                285,664       122,673     122,673     622,673     70,575      70,575     570,575
         17                312,022       129,369     129,369     629,369     70,976      70,976     570,976
         18                339,699       135,753     135,753     635,753     70,496      70,496     570,496
         19                368,758       141,808     141,808     641,808     69,044      69,044     569,044
         20                399,271       147,509     147,509     647,509     66,526      66,526     566,526

         25                576,305       172,206     172,206     672,206     35,487      35,487     535,487
         30                802,249       181,833     181,833     681,833          0           0           0
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account VL I and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Bond Fund    Stock Fund   Money        Advisers     Capital     Mortgage     Index Fund
                                    Sub-Account  Sub-Account  Market Fund  Fund         Appreciation Securities  Sub-Account
                                                              Sub-Account  Sub-Account  Fund        Fund
                                                                                        Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 13,036,853
  Cost $13,751,074
  ..........................................................................................................................
    Market Value                    $12,956,833  $        --  $        --  $        --  $        -- $       --   $        --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 7,774,248
  Cost $48,538,058
  ..........................................................................................................................
    Market Value                             --   55,565,565           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 37,911,835
  Cost $37,911,835
  ..........................................................................................................................
    Market Value                             --           --   37,911,835           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 9,140,726
  Cost $26,035,509
  ..........................................................................................................................
    Market Value                             --           --           --   27,100,188           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 6,532,743
  Cost $30,616,570
  ..........................................................................................................................
    Market Value                             --           --           --           --   39,819,603         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 899,159
  Cost $983,616
  ..........................................................................................................................
    Market Value                             --           --           --           --           --    934,668            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 7,223,298
  Cost $25,320,046
  ..........................................................................................................................
    Market Value                             --           --           --           --           --         --    30,256,807
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 5,137,704
  Cost $7,043,176
  ..........................................................................................................................
    Market Value                             --           --           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company              10,232      216,368    8,988,784       41,538      160,115      4,896       236,972
  ..........................................................................................................................
 Receivable from fund shares sold            --           --           --           --           --         --            --
  ..........................................................................................................................
 Total Assets                        12,967,065   55,781,933   46,900,619   27,141,726   39,979,718    939,564    30,493,779
  ..........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                          --           --           --           --           --         --            --
  ..........................................................................................................................
 PAYABLE FOR FUND SHARES PURCHASED       10,267      216,831    8,987,649       41,631      160,427      4,899       238,322
  ..........................................................................................................................
 TOTAL LIABILITIES                       10,267      216,831    8,987,649       41,631      160,427      4,899       238,322
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $12,956,798  $55,565,102  $37,912,970  $27,100,095  $39,819,291 $  934,665   $30,255,457
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          8,902,703   14,783,748   27,719,873   10,096,804   11,744,489    639,331     8,441,509
 Unit Values                        $  1.455378  $  3.758526  $  1.367718  $  2.684027  $  3.390466 $ 1.461942   $  3.584129
 ---------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS:
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 13,036,853
  Cost $13,751,074
  ................................
    Market Value                    $       --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 7,774,248
  Cost $48,538,058
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 37,911,835
  Cost $37,911,835
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 9,140,726
  Cost $26,035,509
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 6,532,743
  Cost $30,616,570
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 899,159
  Cost $983,616
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 7,223,298
  Cost $25,320,046
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 5,137,704
  Cost $7,043,176
  ................................
    Market Value                     9,637,998
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company              9,830
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        9,647,828
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --
  ................................
 PAYABLE FOR FUND SHARES PURCHASED       9,969
  ................................
 TOTAL LIABILITIES                       9,969
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $9,637,859
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         4,055,729
 Unit Values                        $ 2.376357
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Dividend     Growth and   International Small      MidCap Fund  Fidelity    Fidelity
                                    and Growth   Income Fund  Advisers     Company     Sub-Account  VIP Equity- VIP
                                    Fund         Sub-Account  Fund         Fund                     Income      Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Portfolio   Portfolio
                                                                                                    Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 9,320,261
  Cost $19,378,338
  .........................................................................................................................
    Market Value                    $20,027,637          --           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 2,064,778
  Cost $2,667,080
  .........................................................................................................................
    Market Value                             --   2,956,020           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 152,987
  Cost $188,594
  .........................................................................................................................
    Market Value                             --          --      213,675          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 1,397,014
  Cost $2,316,312
  .........................................................................................................................
    Market Value                             --          --           --   3,056,355           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,972,567
  Cost $3,402,425
  .........................................................................................................................
    Market Value                             --          --           --          --    4,050,665            --         --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 436,302
  Cost $10,702,619
  .........................................................................................................................
    Market Value                             --          --           --          --           --    11,217,330         --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 140,975
  Cost $2,808,265
  .........................................................................................................................
    Market Value                             --          --           --          --           --            --  3,868,358
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 106,942
  Cost $1,840,697
  .........................................................................................................................
    Market Value                             --          --           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                      17,725     109,761        5,155      12,928       11,087        11,324     14,038
  .........................................................................................................................
 Receivable from fund shares sold            --          --           --          --           --            --         --
  .........................................................................................................................
 Total Assets                        20,045,362   3,065,781      218,830   3,069,283    4,061,752    11,228,654  3,882,396
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --          --           --          --           --            --         --
  .........................................................................................................................
 Payable for fund shares purchased       18,148     109,761        5,155      12,917       11,092        11,560     14,004
  .........................................................................................................................
 TOTAL LIABILITIES                       18,148     109,761        5,155      12,917       11,092        11,560     14,004
  .........................................................................................................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $20,027,214  $2,956,020    $ 213,675   $3,056,366  $4,050,660   $11,217,094 $3,868,392
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          8,172,965   2,108,166      172,203   1,712,309    2,417,559     5,384,516  1,773,710
 Unit Values                        $  2.450422  $ 1.402176    $1.240838   $1.784939   $ 1.675516   $  2.083213 $ 2.180961
 --------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Fidelity
                                    VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------
 ASSETS:
 Investments:
 ----------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 9,320,261
  Cost $19,378,338
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 2,064,778
  Cost $2,667,080
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 152,987
  Cost $188,594
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 1,397,014
  Cost $2,316,312
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,972,567
  Cost $3,402,425
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 436,302
  Cost $10,702,619
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 140,975
  Cost $2,808,265
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 106,942
  Cost $1,840,697
  ................................
    Market Value                     1,996,605
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                        885
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        1,997,490
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --
  ................................
 Payable for fund shares purchased         913
  ................................
 TOTAL LIABILITIES                         913
  ................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,996,577
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         1,026,184
 Unit Values                        $ 1.945633
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund   Money       Advisers     Capital    Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account  Market      Fund         Appreciation Securities Sub-Account
                                                              Fund        Sub-Account  Fund       Fund
                                                              Sub-Account              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 699,011   $  372,982   $1,047,023  $  551,404   $  119,226 $   52,036   $  260,644
  ........................................................................................................................
  Capital gains income                  18,913    2,119,332         562    1,057,290    1,346,774         --      232,059
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions               (2,719)     (22,268)         --         (966)      18,563     (1,722)       1,101
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (842,711)   4,413,611          --      311,013    7,692,001    (39,099)   3,505,603
  ........................................................................................................................
  Net (loss) gain on investments      (845,430)   4,391,343          --      310,047    7,710,564    (40,821)   3,506,704
 -------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(127,506)  $6,883,657   $1,047,585  $1,918,741   $9,176,564 $   11,215   $3,999,407
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   91,142
  ................................
  Capital gains income                      --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions               25,426
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                2,417,612
  ................................
  Net (loss) gain on investments     2,443,038
 ------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $2,534,180
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and   International Small      MidCap Fund  Fidelity   Fidelity
 December 31, 1999                  and Growth   Income Fund  Advisers     Company     Sub-Account  VIP        VIP
                                    Fund         Sub-Account  Fund         Fund                     Equity-    Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Income     Portfolio
                                                                                                    Portfolio  Sub-Account
                                                                                                    Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $314,327     $  7,483     $   3,715    $     --    $      --   $ 105,625  $   58,254
  ........................................................................................................................
  Capital gains income                499,713       17,234            --       3,946      148,450     233,487      93,957
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions              (2,211)      (4,508)          368         867      (12,844)      1,860     221,841
  ........................................................................................................................
  Net unrealized appreciation of
    investments during the period      22,405      282,943        24,842     716,883      638,826     132,738     896,895
  ........................................................................................................................
  Net gain on investments              20,194      278,435        25,210     717,750      625,982     134,598   1,118,736
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $834,234     $303,152     $  28,925    $721,696    $ 774,432   $ 473,710  $1,270,947
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 35,234
  ................................
  Capital gains income                 44,630
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions               1,464
  ................................
  Net unrealized appreciation of
    investments during the period      89,708
  ................................
  Net gain on investments              91,172
 ------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $171,036
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money Market   Advisers      Capital     Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account   Fund           Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account    Sub-Account   Fund        Fund
                                                                                            Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   699,011  $   372,982   $   1,047,023  $   551,404   $   119,226 $   52,036   $   260,644
  ..............................................................................................................................
  Capital gains income                   18,913    2,119,332             562    1,057,290     1,346,774         --       232,059
  ..............................................................................................................................
  Net realized (loss) gain on
    security transactions                (2,719)     (22,268)             --         (966)       18,563     (1,722)        1,101
  ..............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (842,711)   4,413,611              --      311,013     7,692,001    (39,099)    3,505,603
  ..............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (127,506)   6,883,657       1,047,585    1,918,741     9,176,564     11,215     3,999,407
  ..............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,698,950   12,119,056     140,220,886    5,793,490     8,084,428    412,204     5,041,446
  ..............................................................................................................................
  Net transfers                       9,691,325   23,050,670    (119,807,605)  12,348,443     8,095,535    244,979    12,746,107
  ..............................................................................................................................
  Surrenders for benefit payments
    and fees                           (718,711)  (1,780,707)       (491,397)    (500,173)     (913,711)   (315,043)  (1,035,217)
  ..............................................................................................................................
  Net loan activity                     (99,513)    (238,423)     (5,409,347)     (44,850)     (166,948)     (6,721)    (149,959)
  ..............................................................................................................................
  Cost of insurance                    (497,251)  (2,526,384)     (3,444,628)  (1,188,712)   (1,518,285)    (71,630)  (1,208,015)
  ..............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     11,074,800   30,624,212      11,067,909   16,408,198    13,581,019    263,789    15,394,362
  ..............................................................................................................................
  Net increase in net assets         10,947,294   37,507,869      12,115,494   18,326,939    22,757,583    275,004    19,393,769
  ..............................................................................................................................
 NET ASSETS:
  Beginning of period                 2,009,504   18,057,233      25,797,476    8,773,156    17,061,708    659,661    10,861,688
 -------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $12,956,798  $55,565,102   $  37,912,970  $27,100,095   $39,819,291 $  934,665   $30,255,457
 -------------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   91,142
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions               25,426
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                2,417,612
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                       2,534,180
  ................................
 UNIT TRANSACTIONS:
  Purchases                          2,369,344
  ................................
  Net transfers                       (345,670)
  ................................
  Surrenders for benefit payments
    and fees                          (342,765)
  ................................
  Net loan activity                    (69,327)
  ................................
  Cost of insurance                   (382,923)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                     1,228,659
  ................................
  Net increase in net assets         3,762,839
  ................................
 NET ASSETS:
  Beginning of period                5,875,020
 ------------------------------------------------------------------------
  END OF PERIOD                     $9,637,859
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1999                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account   Fund         Sub-Account   Sub-Account Income      Overseas
                                    Sub-Account                Sub-Account                           Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   314,327   $    7,483    $  3,715     $       --   $      --  $   105,625  $   58,254
  ...........................................................................................................................
  Capital gains income                  499,713       17,234          --          3,946     148,450      233,487      93,957
  ...........................................................................................................................
  Net realized (loss) gain on
    security transactions                (2,211)      (4,508)        368            867     (12,844)       1,860     221,841
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period        22,405      282,943      24,842        716,883     638,826      132,738     896,895
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations           834,234      303,152      28,925        721,696     774,432      473,710   1,270,947
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           4,867,866      366,470      38,551        492,570     518,046    2,649,542   1,343,347
  ...........................................................................................................................
  Net transfers                       6,916,438    2,340,975     169,407      1,813,451   2,801,192    2,562,251  (1,869,595)
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                           (840,062)     (31,360)    (20,325)       (33,140)    (25,676)    (361,687)   (176,455)
  ...........................................................................................................................
  Net loan activity                    (140,021)     (13,510)         --         (7,461)     (3,502)     (14,647)    (14,296)
  ...........................................................................................................................
  Cost of insurance                    (972,972)     (80,442)     (8,886)       (67,116)    (86,761)    (516,570)   (188,963)
  ...........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      9,831,249    2,582,133     178,747      2,198,304   3,203,299    4,318,889    (905,962)
  ...........................................................................................................................
  Net increase in net assets         10,665,483    2,885,285     207,672      2,920,000   3,977,731    4,792,599     364,985
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                 9,361,731       70,735       6,003        136,366      72,929    6,424,495   3,503,407
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $20,027,214   $2,956,020    $213,675     $3,056,366   $4,050,660 $11,217,094  $3,868,392
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   35,234
  ................................
  Capital gains income                  44,630
  ................................
  Net realized (loss) gain on
    security transactions                1,464
  ................................
  Net unrealized appreciation of
    investments during the period       89,708
  ................................
  Net increase in net assets
    resulting from operations          171,036
  ................................
 UNIT TRANSACTIONS:
  Purchases                            511,702
  ................................
  Net transfers                        455,197
  ................................
  Surrenders for benefit payments
    and fees                           (42,732)
  ................................
  Net loan activity                    (16,010)
  ................................
  Cost of insurance                    (72,617)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       835,540
  ................................
  Net increase in net assets         1,006,576
  ................................
 NET ASSETS:
  Beginning of period                  990,001
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,996,577
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money        Advisers      Capital     Mortgage     Index Fund
 December 31, 1998                  Sub-Account  Sub-Account   Market Fund  Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account  Sub-Account   Fund        Fund
                                                                                          Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   94,731   $   133,161   $   445,803   $  169,656   $    88,276 $   37,142   $    84,654
  ............................................................................................................................
  Capital gains income                      --       103,525            --       63,605       250,090         --        53,874
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                9,305           (98)           --        4,573        39,470       (871)         (922)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   38,190     2,521,917            --      731,402     1,421,650     (8,524)    1,330,595
  ............................................................................................................................
  Net increase in net assets
    resulting from operations          142,226     2,758,505       445,803      969,236     1,799,486     27,747     1,468,201
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            683,210     3,513,223    95,425,381    1,751,574     3,507,330     37,276     2,118,676
  ............................................................................................................................
  Net transfers                        571,074    10,950,874   (72,076,036)   5,691,550     9,794,312    550,267     6,100,193
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (31,817)     (207,585)     (411,072)    (489,261)     (187,213)     (5,125)    (112,773)
  ............................................................................................................................
  Net loan activity                     (7,510)     (178,910)   (3,001,765)     (71,056)     (101,857)     (7,079)    (209,775)
  ............................................................................................................................
  Cost of insurance                   (110,589)     (599,935)   (1,609,252)    (229,420)     (489,408)    (31,183)    (280,128)
  ............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     1,104,368    13,477,667    18,327,256    6,653,387    12,523,164    544,156     7,616,193
  ............................................................................................................................
  Net increase in net assets         1,246,594    16,236,172    18,773,059    7,622,623    14,322,650    571,903     9,084,394
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                  762,910     1,821,061     7,024,417    1,150,533     2,739,058     87,758     1,777,294
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,009,504   $18,057,233   $25,797,476   $8,773,156   $17,061,708 $  659,661   $10,861,688
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1998                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   74,346
  ................................
  Capital gains income                  99,646
  ................................
  Net realized gain (loss) on
    security transactions                 (741)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  214,444
  ................................
  Net increase in net assets
    resulting from operations          387,695
  ................................
 UNIT TRANSACTIONS:
  Purchases                          1,309,658
  ................................
  Net transfers                      3,666,828
  ................................
  Surrenders for benefit payments
    and fees                           (64,967)
  ................................
  Net loan activity                    (30,352)
  ................................
  Cost of insurance                   (165,473)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                     4,715,694
  ................................
  Net increase in net assets         5,103,389
  ................................
 NET ASSETS:
  Beginning of period                  771,631
 ------------------------------------------------------------------------
  END OF PERIOD                     $5,875,020
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1998                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account*  Fund         Sub-Account*  Sub-Account* Income     Overseas
                                    Sub-Account                Sub-Account*                          Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ...........................................................................................................................
  Net investment income             $  137,525    $     267      $    --     $      --    $      --  $   14,647   $    7,173
  ...........................................................................................................................
  Capital gains income                  62,013           --           --            --           --      52,127       21,143
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                1,074           14            5           235          191         690       (6,944)
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period      561,829        5,996          239        23,159        9,414     333,233      162,234
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          762,441        6,277          244        23,394        9,605     400,697      183,606
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          2,087,615        3,992        1,111         4,285        5,632   1,026,458      686,112
  ...........................................................................................................................
  Net transfers                      5,745,039       62,775        4,904       114,315       62,276   4,607,992    2,484,394
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                           (95,097)        (315)        (126)       (1,068)        (433)    (66,082)     (24,102)
  ...........................................................................................................................
  Net loan activity                   (128,288)          --           --        (3,356)      (3,343)    (40,966)     (25,210)
  ...........................................................................................................................
  Cost of insurance                   (288,431)      (1,994)        (130)       (1,204)        (808)   (150,445)     (74,993)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     7,320,838       64,458        5,759       112,972       63,324   5,376,957    3,046,201
  ...........................................................................................................................
  Net increase in net assets         8,083,279       70,735        6,003       136,366       72,929   5,777,654    3,229,807
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                1,278,452           --           --            --           --     646,841      273,600
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $9,361,731    $  70,735      $ 6,003     $ 136,366    $  72,929  $6,424,495   $3,503,407
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1998                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  ................................
  Net investment income              $  6,411
  ................................
  Capital gains income                 19,232
  ................................
  Net realized gain (loss) on
    security transactions                  68
  ................................
  Net unrealized appreciation of
    investments during the period      58,568
  ................................
  Net increase in net assets
    resulting from operations          84,279
  ................................
 UNIT TRANSACTIONS:
  Purchases                           229,316
  ................................
  Net transfers                       567,140
  ................................
  Surrenders for benefit payments
    and fees                           (8,417)
  ................................
  Net loan activity                     5,364
  ................................
  Cost of insurance                   (21,314)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                      772,089
  ................................
  Net increase in net assets          856,368
  ................................
 NET ASSETS:
  Beginning of period                 133,633
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $990,001
 ------------------------------------------------------------------------------------------------------------------------

* From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account VL I (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Separate Account VL I and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund of     Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               Boston      Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 59,308
  Cost $763,799
  .........................................................................................................................
    Market Value:                   $1,025,436   $       --    $     --   $       --   $        -- $        --  $       --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 103,161
  Cost $1,069,034
  .........................................................................................................................
    Market Value:                           --    1,024,392          --           --            --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 63,974
  Cost $664,046
  .........................................................................................................................
    Market Value:                           --           --     638,460           --            --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 101,320
  Cost $1,850,142
  .........................................................................................................................
    Market Value:                           --           --          --    1,986,878            --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 615,132
  Cost $11,862,166
  .........................................................................................................................
    Market Value:                           --           --          --           --    18,755,385          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 632,560
  Cost $17,563,290
  .........................................................................................................................
    Market Value:                           --           --          --           --            --  16,952,615          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 165,692
  Cost $1,702,975
  .........................................................................................................................
    Market Value:                           --           --          --           --            --          --   1,739,761
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                               19,991          624       7,259           49        21,718      17,539      20,591
  .........................................................................................................................
 Receivable from fund shares sold           --           --          --           --            --          --          --
  .........................................................................................................................
 TOTAL ASSETS                        1,045,427    1,025,016     645,719    1,986,927    18,777,103  16,970,154   1,760,352
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --          --           --            --          --          --
  .........................................................................................................................
 Payable for fund shares purchased      20,000          624       7,259            7        21,937      17,831      20,595
  .........................................................................................................................
 TOTAL LIABILITIES                      20,000          624       7,259            7        21,937      17,831      20,595
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,025,427   $1,024,392    $638,460   $1,986,920   $18,755,166 $16,952,323  $1,739,757
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999               High Yield   Income       International   International   International   Investors    Money
                                 Sub-Account  Sub-Account  Growth          Growth          New             Sub-Account  Market
                                                           Sub-Account     and Income      Opportunities                Sub-Account
                                                                           Sub-Account     Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 748,099
  Cost $8,511,216
  .................................................................................................................................
    Market Value:                $8,296,413   $       --    $        --     $        --     $        --    $       --   $       --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 198,313
  Cost $2,619,410
  .................................................................................................................................
    Market Value:                        --    2,482,879             --              --              --            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 108,549
  Cost $1,710,608
  .................................................................................................................................
    Market Value:                        --           --      2,350,076              --              --            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 53,760
  Cost $740,008
  .................................................................................................................................
    Market Value:                        --           --             --         819,842              --            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 34,944
  Cost $587,797
  .................................................................................................................................
    Market Value:                        --           --             --              --         814,548            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 276,392
  Cost $3,531,197
  .................................................................................................................................
    Market Value:                        --           --             --              --              --     4,190,105           --
  .................................................................................................................................
 PUTNAM VT MONEY MARKET FUND
  Shares 846,307
  Cost $846,307
  .................................................................................................................................
    Market Value:                        --           --             --              --              --            --      846,307
 ----------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life
  Insurance Company                  10,287        3,954         11,266           4,298           1,348        19,034           38
  .................................................................................................................................
 Receivable from fund shares
  sold                                   --           --             --              --              --            --           --
  .................................................................................................................................
 TOTAL ASSETS                     8,306,700    2,486,833      2,361,342         824,140         815,896     4,209,139      846,345
  .................................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                --           --             --              --              --            --           --
  .................................................................................................................................
 Payable for fund shares
  purchased                          10,292        3,952         11,252           4,324           1,343        19,023           --
  .................................................................................................................................
 TOTAL LIABILITIES                   10,292        3,952         11,252           4,324           1,343        19,023           --
 ----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)           $8,296,408   $2,482,881    $ 2,350,090     $   819,816     $   814,553    $4,190,116   $  846,345
 ----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  New          New         OTC &       Utilities    Vista        Voyager
                                    Opportunities Value      Emerging    Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                             Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 431,035
  Cost $10,846,160
  ............................................................................................................
    Market Value:                   $18,767,277   $     --   $     --    $       --   $       --   $        --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 68,996
  Cost $853,708
  ............................................................................................................
    Market Value:                            --    818,297         --            --           --            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 95,840
  Cost $1,569,777
  ............................................................................................................
    Market Value:                            --         --   2,184,196           --           --            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 141,128
  Cost $2,365,588
  ............................................................................................................
    Market Value:                            --         --         --     2,394,936           --            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 58,596
  Cost $991,514
  ............................................................................................................
    Market Value:                            --         --         --            --    1,211,757            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 505,231
  Cost $22,435,679
  ............................................................................................................
    Market Value:                            --         --         --            --           --    33,471,541
 -------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                40,415         13      3,847         8,011        1,114       492,237
  ............................................................................................................
 Receivable from fund shares sold            --         --         --            --           --            --
  ............................................................................................................
 TOTAL ASSETS                        18,807,692    818,310   2,188,043    2,402,947    1,212,871    33,963,778
  ............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         --         --            --           --            --
  ............................................................................................................
 Payable for fund shares purchased       40,457         11      3,974         7,996        1,382       491,801
  ............................................................................................................
 TOTAL LIABILITIES                       40,457         11      3,974         7,996        1,382       491,801
 -------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $18,767,235   $818,299   $2,184,069  $2,394,951   $1,211,489   $33,471,977
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1999                             Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                        46,200   $22.195177  $  1,025,427
  .................................................................................
  Diversified Income Fund                         78,785    13.002362     1,024,392
  .................................................................................
  George Putnam Fund of Boston                    60,436    10.564227       638,460
  .................................................................................
  Global Asset Allocation Fund                    85,437    23.255993     1,986,920
  .................................................................................
  Global Growth Fund                             482,134    38.900326    18,755,166
  .................................................................................
  Growth and Income Fund                         653,956    25.922728    16,952,323
  .................................................................................
  Health Sciences Fund                           161,082    10.800460     1,739,757
  .................................................................................
  High Yield Fund                                502,850    16.498765     8,296,408
  .................................................................................
  Income Fund                                    172,404    14.401541     2,482,881
  .................................................................................
  International Growth Fund                      149,977    15.669625     2,350,090
  .................................................................................
  International Growth and Income Fund            67,366    12.169641       819,816
  .................................................................................
  International New Opportunities Fund            41,148    19.795791       814,553
  .................................................................................
  Investors Fund                                 287,885    14.554810     4,190,116
  .................................................................................
  Money Market Fund                              622,997     1.358506       846,345
  .................................................................................
  New Opportunities Fund                         487,277    38.514515    18,767,235
  .................................................................................
  New Value Fund                                  76,911    10.639520       818,299
  .................................................................................
  OTC & Emerging Growth Fund                      89,503    24.402281     2,184,069
  .................................................................................
  Utilities Growth & Income Fund                 111,426    21.493623     2,394,951
  .................................................................................
  Vista Fund                                      74,657    16.227448     1,211,489
  .................................................................................
  Voyager Fund                                   733,633    45.624982    33,471,977
  .................................................................................
 GRAND TOTAL:                                                          $120,770,674
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified The George  Global      Global     Growth       Health
 December 31, 1999                  Pacific      Income      Putnam      Asset       Growth     and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 ----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $     --     $ 53,173    $ 14,180    $ 24,983   $   38,016 $  155,610    $ 1,301
  .....................................................................................................................
  Capital gains income                     --           --         523      70,125      791,631    776,527         --
  .....................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .....................................................................................................................
  Net realized gain (loss) on
    security transactions              17,843        1,938         996          80       (2,383)    (33,784)     (473)
  .....................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 261,527      (37,046)    (27,608)     95,549    6,067,598 (1,040,044)    21,618
  .....................................................................................................................
  Net gain (loss) on investments      279,370      (35,108)    (26,612)     95,629    6,065,215 (1,073,828)    21,145
 ----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $279,370     $ 18,065    $(11,909)   $190,737   $6,894,862 $ (141,691)   $22,446
 ----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              High Yield    Income        International   International   International   Investors
 December 31, 1999               Sub-Account   Sub-Account*  Growth          Growth and      New             Sub-Account
                                                             Sub-Account     Income          Opportunities
                                                                             Sub-Account     Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                        $292,292     $  110,447   $          --   $          --   $          19   $       --
  ......................................................................................................................
  Capital gains income                   --         32,951              --              --              --           --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions               245          3,034           3,599            (330)             39          249
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                          (59,106)      (190,824)        627,287          78,520         224,583      645,354
  ......................................................................................................................
  Net gain (loss) on
    investments                     (58,861)      (187,790)        630,886          78,190         224,622      645,603
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                     $233,431     $  (44,392)  $     630,886   $      78,190   $     224,641   $  645,603
 -----------------------------------------------------------------------------------------------------------------------

 For the Year Ended              Money
 December 31, 1999               Market
                                 Sub-Account

 -------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                      $   32,522
  .............................
  Capital gains income                   --
  .............................
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  .............................
  Net realized gain (loss) on
    security transactions                --
  .............................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                               --
  .............................
  Net gain (loss) on
    investments                          --
 -------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                   $   32,522
 -------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              New             New          OTC &            Utilities    Vista        Voyager
 December 31, 1999               Opportunities   Value        Emerging         Growth       Sub-Account  Sub-Account
                                 Sub-Account     Sub-Account  Growth           and Income
                                                              Sub-Account      Sub-Account
 -------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                       $         --    $      3     $         --     $  49,760    $      --   $    15,233
  ..................................................................................................................
  Capital gains income                 106,172         690            4,151        52,257       84,505     1,221,590
  ..................................................................................................................
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  ..................................................................................................................
  Net realized gain (loss) on
    security transactions               (6,713)        (66)          11,233          (253)         454       (39,914)
  ..................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                           6,825,628     (35,850)         610,876       (99,311)     212,805     9,581,148
  ..................................................................................................................
  Net gain (loss) on
    investments                      6,818,915     (35,916)         622,109       (99,564)     213,259     9,541,234
 -------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                    $  6,925,087    $(35,223)    $    626,260     $   2,453    $ 297,764   $10,778,057
 -------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified   The George   Global Asset  Global       Growth       Health
 December 31, 1999                  Pacific      Income        Putnam Fund  Allocation    Growth       and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $       --    $   53,173    $ 14,180     $   24,983   $    38,016  $   155,610  $    1,301
  .............................................................................................................................
  Capital gains income                      --            --         523         70,125       791,631      776,527          --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               17,843         1,938         996             80        (2,383)     (33,784)       (473)
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  261,527       (37,046)    (27,608)        95,549     6,067,598   (1,040,044)     21,618
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         279,370        18,065     (11,909)       190,737     6,894,862     (141,691)     22,446
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            108,126       211,349     157,313        347,395     3,481,474    4,231,020     536,671
  .............................................................................................................................
  Net transfers                        666,162       183,678     468,303        541,483     1,913,864    6,270,754   1,133,137
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                            (7,756)      (26,818)    (24,713)       (33,349)     (392,829)    (335,856)    (22,235)
  .............................................................................................................................
  Net loan activity                     (3,445)         (133)    (16,345)        (4,153)      (82,403)     (65,775)       (274)
  .............................................................................................................................
  Cost of insurance                    (19,412)      (48,582)    (30,579)       (78,837)     (576,892)    (857,222)    (82,181)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       743,675       319,494     553,979        772,539     4,343,214    9,242,921   1,565,118
  .............................................................................................................................
  Total increase (decrease) in net
    assets                           1,023,045       337,559     542,070        963,276    11,238,076    9,101,230   1,587,564
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                    2,382       686,833      96,390      1,023,644     7,517,090    7,851,093     152,193
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,025,427    $1,024,392    $638,460     $1,986,920   $18,755,166  $16,952,323  $1,739,757
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              High Yield   Income        International  International  International Investors   Money
 December 31, 1999               Sub-Account  Sub-Account*  Growth         Growth         New          Sub-Account  Market
                                                            Sub-Account    and Income     Opportunities             Sub-Account
                                                                           Sub-Account    Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)   $  292,292    $  110,447    $       --     $       --    $       19   $       --   $   32,522
  .............................................................................................................................
  Capital gains income                   --        32,951            --             --            --           --           --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               245         3,034         3,599           (330)           39          249           --
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                          (59,106)     (190,824)      627,287         78,520       224,583      645,354           --
  .............................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    operations                      233,431       (44,392)      630,886         78,190       224,641      645,603       32,522
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                       1,491,768       730,356       276,961        141,351        85,042      763,172      180,914
  .............................................................................................................................
  Net transfers                   5,301,286       530,713     1,294,798        459,682       527,339    2,772,882      210,538
  .............................................................................................................................
  Surrenders for benefit
    payments and fees              (318,863)      (37,656)      (12,488)       (14,071)      (23,805)     (25,132)     (17,823)
  .............................................................................................................................
  Net loan activity                (316,408)        8,214        (6,702)          (159)          (32)      (1,256)     (48,279)
  .............................................................................................................................
  Cost of insurance                (287,610)     (184,497)      (71,011)       (29,033)      (15,818)    (125,913)     (39,490)
  .............................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    unit transactions             5,870,173     1,047,130     1,481,558        557,770       572,726    3,383,753      285,860
  .............................................................................................................................
  Total increase (decrease) in
    net assets                    6,103,604     1,002,738     2,112,444        635,960       797,367    4,029,356      318,382
  .............................................................................................................................
 NET ASSETS:
  Beginning of period             2,192,804     1,480,143       237,646        183,856        17,186      160,760      527,963
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $8,296,408    $2,482,881    $2,350,090     $  819,816    $  814,553   $4,190,116   $  846,345
 ------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New          New         OTC &       Utilities    Vista        Voyager
 December 31, 1999                  Opportunities Value      Emerging    Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                             Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $        --   $      3   $       --  $   49,760   $       --   $    15,233
  ............................................................................................................
  Capital gains income                  106,172        690        4,151      52,257       84,505     1,221,590
  ............................................................................................................
  Net realized gain (loss) on
    security transactions                (6,713)       (66)      11,233        (253)         454       (39,914)
  ............................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 6,825,628    (35,850)     610,876     (99,311)     212,805     9,581,148
  ............................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        6,925,087    (35,223)     626,260       2,453      297,764    10,778,057
  ............................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,811,112     44,339      169,618     536,290      190,448     5,464,827
  ............................................................................................................
  Net transfers                       3,554,730    828,850    1,611,612     854,187      707,722     8,863,280
  ............................................................................................................
  Surrenders for benefit payments
    and fees                           (456,839)    (5,976)    (218,538)    (87,831)       9,128      (548,816)
  ............................................................................................................
  Net loan activity                     (49,216)      (376)        (114)    (23,003)        (262)     (145,402)
  ............................................................................................................
  Cost of insurance                    (540,650)   (29,965)     (34,954)   (121,191)     (40,396)   (1,048,842)
  ............................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      5,319,137    836,872    1,527,624   1,158,452      866,640    12,585,047
  ............................................................................................................
  Total increase (decrease) in net
    assets                           12,244,224    801,649    2,153,884   1,160,905    1,164,404    23,363,104
  ............................................................................................................
 NET ASSETS:
  Beginning of period                 6,523,011     16,650       30,185   1,234,046       47,085    10,108,873
 -------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $18,767,235   $818,299   $2,184,069  $2,394,951   $1,211,489   $33,471,977
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Asia Pacific   Diversified  The George   Global       Global       Growth        Health
 December 31, 1998                  Growth         Income       Putnam Fund  Asset        Growth       and Income    Sciences
                                    Sub-Account*   Sub-Account  of Boston    Allocation   Sub-Account  Sub-Account   Sub-Account*
                                                                Sub-Account* Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $       --     $  2,718     $    532    $    9,598   $   66,009    $   36,061    $       126
  ................................................................................................................................
  Capital gains income                       --        1,154           --        41,227      330,045       235,404             --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions                    --           15            7           511        3,657         4,991              2
  ................................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                       110       (9,453)       2,022        31,846      799,731       369,952         15,169
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                              110       (5,566)       2,561        83,182    1,199,442       646,408         15,297
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                               1,025       85,364       26,333       197,777    1,777,192     1,520,697         43,812
  ................................................................................................................................
  Net transfers                           1,266      584,214       68,878       474,639    3,292,482     4,737,360         95,215
  ................................................................................................................................
  Surrenders for benefit payments
    and fees                                 (8)      (6,589)        (507)      (12,784)     (99,324)      (94,734)          (539)
  ................................................................................................................................
  Net loan activity                          --           (2)         (39)         (591)     (60,658)      (99,490)            --
  ................................................................................................................................
  Cost of insurance                         (11)     (13,198)        (836)      (29,489)    (227,264)     (257,615)        (1,592)
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          2,272      649,789       93,829       629,552    4,682,428     5,806,218        136,896
  ................................................................................................................................
  Total increase (decrease) in net
    assets                                2,382      644,223       96,390       712,734    5,881,870     6,452,626        152,193
  ................................................................................................................................
 NET ASSETS:
  Beginning of period                        --       42,610           --       310,910    1,635,220     1,398,467             --
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $    2,382     $686,833     $ 96,390    $1,023,644   $7,517,090    $7,851,093    $   152,193
 ---------------------------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              High Yield   Income        International  International  International  Investors     Money
 December 31, 1998               Sub-Account  Sub-Account** Growth         Growth and     New            Sub-Account*  Market
                                                            Sub-Account*   Income         Opportunities                Sub-Account
                                                                           Sub-Account*   Sub-Account*
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)   $   34,276   $    61,358     $     631      $   2,027      $      --    $       111   $   10,171
  ................................................................................................................................
  Capital gains income                5,378         1,597            --          4,882             --             --           --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions             8,112         2,773            (2)            (4)             5             (1)          --
  ................................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                         (176,046)       12,767        12,182          1,315          2,169         13,554           --
  ................................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    operations                     (128,280)       78,495        12,811          8,220          2,174         13,664       10,171
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                         465,319       518,167         9,271         17,634          1,092         18,749      111,154
  ................................................................................................................................
  Net transfers                   1,652,869      (216,141)      217,210        159,730         14,115        131,102      294,105
  ................................................................................................................................
  Surrenders for benefit
    payments and fees               (17,686)      (23,212)         (739)          (640)           (71)          (525)      (4,383)
  ................................................................................................................................
  Net loan activity                 (12,272)         (153)           --             (1)            --             (2)      (1,053)
  ................................................................................................................................
  Cost of insurance                 (51,815)      (70,077)         (907)        (1,087)          (124)        (2,228)      (9,256)
  ................................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    unit transactions             2,036,415       208,584       224,835        175,636         15,012        147,096      390,567
  ................................................................................................................................
  Total increase (decrease) in
    net assets                    1,908,135       287,079       237,646        183,856         17,186        160,760      400,738
  ................................................................................................................................
 NET ASSETS:
  Beginning of period               284,669     1,193,064            --             --             --             --      127,225
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $2,192,804   $ 1,480,143     $ 237,646      $ 183,856      $  17,186    $   160,760   $  527,963
 ---------------------------------------------------------------------------------------------------------------------------------

 *From inception August 3, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New          New           OTC &        Utilities     Vista        Voyager
 December 31, 1998                  Opportunities Value        Emerging     Growth        Sub-Account* Sub-Account
                                    Sub-Account  Sub-Account   Growth       and Income
                                                               Sub-Account* Sub-Account
 -----------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $       --    $     131      $    10     $   10,596    $      --   $     5,550
  ................................................................................................................
  Capital gains income                  25,739           25           --         18,263           --       135,426
  ................................................................................................................
  Net realized gain (loss) on
    security transactions              (50,616)         255          769           (609)           4         1,139
  ................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  967,053          439        3,544         84,719        7,437     1,302,791
  ................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         942,176          850        4,323        112,969        7,441     1,444,906
  ................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,695,165        4,212        5,337        269,787        1,667     1,842,714
  ................................................................................................................
  Net transfers                      2,990,857       12,066       21,258        641,807       38,890     5,859,152
  ................................................................................................................
  Surrenders for benefit payments
    and fees                           (78,215)        (154)        (231)        (7,600)        (259)     (104,683)
  ................................................................................................................
  Net loan activity                    (10,265)          --           (1)        (8,087)          --      (122,704)
  ................................................................................................................
  Cost of insurance                   (162,662)        (324)        (501)       (34,433)        (654)     (253,931)
  ................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     4,434,880       15,800       25,862        861,474       39,644     7,220,548
  ................................................................................................................
  Total increase (decrease) in net
    assets                           5,377,056       16,650       30,185        974,443       47,085     8,665,454
  ................................................................................................................
 NET ASSETS:
  Beginning of period                1,145,955           --           --        259,603           --     1,443,419
 -----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,523,011    $  16,650      $30,185     $1,234,046    $  47,085   $10,108,873
 -----------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.  ORGANIZATION:

Separate Account VL I (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in the various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $12 per month. Additionally, the Company assesses a monthly charge in the first policy year for up-front costs of underwriting and issuing a policy at a monthly maximum amount of $62.50. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. In addition, certain other charges may apply based on the characteristics of the underlying policy. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.